Statement of Financial Position (Parentheticals)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Shares Authorized	unlimited	unlimited
Common Stock, Shares Outstanding	118,040,683	121,429,737
Restricted Stock, Shares Outstanding	252,150	277,150